Inventories (Tables)	12 Months Ended
Dec. 30, 2012
Inventory Disclosure [Abstract]
Summary of Inventories
At the end of 2012 and 2011, inventories were comprised of:

(Dollars in Millions)	2012	2011
Raw materials and supplies	$1,416	1,206
Goods in process	2,262	1,637
Finished goods	3,817	3,442
Total inventories	$7,495	6,285